Income Tax (Narrative) (Details)	12 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Indemnification Agreement [Member] USD ($)	Dec. 31, 2014 JAPAN USD ($)	Dec. 31, 2013 JAPAN USD ($)	Dec. 31, 2014 CHILE USD ($)	Dec. 31, 2014 UNITED ARAB EMIRATES USD ($)	Dec. 31, 2013 American Life [Member] JAPAN USD ($)	Dec. 31, 2013 American Life [Member] JAPAN JPY (¥)	Dec. 31, 2013 Maximum USD ($)	Dec. 31, 2014 Certain State and Foreign Net Operating Loss Carryforwards [Member] USD ($)	Dec. 31, 2014 Foreign Currency Movement [Member] USD ($)	Dec. 31, 2014 Balance Sheet Reclassification With Other Deferred Tax Assets [Member] USD ($)	Dec. 31, 2013 Deferred Income Tax Asset for Policyholder Liabilities and Receivables [Member] USD ($)	Dec. 31, 2013 Deferred Income Tax Liability for Investments, Including Derivatives [Member] USD ($)	Dec. 31, 2013 Deferred Income Tax Liability for Net Unrealized Investment Gains [Member] USD ($)
Valuation allowance, change during year												$ 3,000,000	$ 33,000,000	$ 97,000,000
Amounts excluded from the provision for deferred taxes on cumulative earnings of certain non-U.S. affiliates and associated companies	4,200,000,000
Federal statutory tax rate	35.00%
Income tax benefit related to the separate account dividends received deduction	234,000,000	164,000,000
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction	38,000,000										6,000,000
Prior Period Reclassification Adjustment															2,000,000,000	2,500,000,000	373,000,000
Business Acquisition [Line Items]
Repatriation assumptions for foreign earnings		(65,000,000)			45,000,000			(13,000,000)
Foreign tax rate differential	(118,000,000)	(340,000,000)	(45,000,000)			(69,000,000)	54,000,000
American Life income tax exam refund									176,000,000	16,000,000,000
Net charge related to indemnification provisions of Stock Purchase Agreement		16,000,000
Other expenses	17,091,000,000	16,602,000,000	17,755,000,000	154,000,000
Other net investment gains (losses)	(137,000,000)	327,000,000	(35,000,000)	19,000,000
Provision for income tax expense (benefit)	$ 2,465,000,000	$ 661,000,000	$ 128,000,000	$ (119,000,000)